Stockholders' equity (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-controlling interests	R$ 10,194	R$ 8,873
Income	1,043	772	R$ 1,035
Income	1,043	772	1,035
Banco Itau Chile [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	8,009	6,690
Income	627	598	887
Itau Colombia S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	21	19
Income			3
Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	706	853
Income	174	147	123
Luizacred S A Soc Cred Financiamento Investimento [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	976	328
Income	148	(49)	(50)
Other Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	482	983
Income	R$ 94	R$ 76	R$ 72